Investment Objectives and Goals - T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.